Leases, Commitment and Contingencies - Additional Information (Details) - USD ($)	3 Months Ended		5 Months Ended	7 Months Ended	16 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Apr. 30, 2021
Lessee, Lease, Description [Line Items]
Option to extend lease					True
Option to terminate lease	True
SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Lessee, Lease, Description [Line Items]
Option to extend lease			True
Option to terminate lease			True
Remaining lease term at the time of exercise of option to terminate paris facility lease			3 years
Term of notice to landlord to exercise the lease termination option			6 months
Maximum purchase price (in percentage)	12.00%
Finance lease, right of use assets	$ 400,000		$ 1,100,000		$ 400,000
Finance Lease liability	$ 1,116,000		$ 1,022,000		$ 1,116,000
Weighted-average remaining lease term of operating leases	6 years 8 months 12 days		6 years 9 months 18 days		6 years 8 months 12 days
Remaining lease term of finance lease	8 months 12 days		10 months 24 days		8 months 12 days
Lease costs	$ 1,400,000	$ 1,600,000	$ 2,700,000	$ 3,900,000
Payment of lease cost related amounts	$ 1,600,000	$ 1,500,000	$ 2,700,000	$ 3,600,000
Maximum [Member] | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	13 years		13 months
Minimum [Member] | SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Lessee, Lease, Description [Line Items]
Company's leases, remaining lease term	6 months		9 months